U.S. Equity Fund Investment Class GUSIX Service Class GUSSX
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (U.S. Equity Fund) U.S. Equity Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses (U.S. Equity Fund) U.S. Equity Fund		Investment Class	Service Class
Management Fees	[1]	0.37%	0.37%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.38%	0.63%
Expenses Reimbursed by (Reimbursed to) Adviser	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.37%	0.62%
[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, taking into account the expense reimbursement in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (U.S. Equity Fund) U.S. Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	39	123	213	480
Service Class	65	202	351	785

Expense Example, No Redemption (U.S. Equity Fund) U.S. Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	39	123	213	480
Service Class	65	202	351	785

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers seek to identify securities of large companies with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuation or their growth rate

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 18.96% (quarter ended June 30, 2009) Lowest -23.60% (quarter ended December 31, 2008)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (U.S. Equity Fund) U.S. Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	10.56%	3.43%	1.92%	4.78%	Nov 25, 1997
Investment Class Return After Taxes on Distributions	10.10%	2.43%	1.21%	3.84%	Nov 25, 1997
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	6.87%	2.60%	1.34%	3.76%	Nov 25, 1997
Service Class	10.33%	3.33%		1.96%	Jan 3, 2001
S&P 500 Index (does not reflect fees, expenses or taxes)	15.06%	2.29%	1.41%	3.93%	Nov 30, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Core Value Equity Fund Investment Class GEIVX Service Class GEVSX
Investment Objectives
Long-term growth of capital and future income
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (Core Value Equity Fund) Core Value Equity Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Core Value Equity Fund) Core Value Equity Fund		Investment Class	Service Class
Management Fees	[1]	0.41%	0.41%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.42%	0.67%
[1]	The Fund's management fee is a "unitary fee" that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Core Value Equity Fund) Core Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	42	132	231	519
Service Class	69	214	373	833

Expense Example, No Redemption (Core Value Equity Fund) Core Value Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	42	132	231	519
Service Class	69	214	373	833

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund's investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above-average dividend yields

•	high quality management focused on generating shareholder value

•	financial strength (favorable debt ratios and other financial characteristics)

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 17.16% (quarter ended June 30, 2009) Lowest -21.20% (quarter ended December 31, 2008)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (Core Value Equity Fund) Core Value Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	12.09%	4.59%	3.09%	3.19%	Feb 2, 2000
Investment Class Return After Taxes on Distributions	11.48%	3.39%	2.22%	2.36%	Feb 2, 2000
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	7.86%	3.52%	2.27%	2.37%	Feb 2, 2000
Service Class	11.91%	4.35%		4.41%	Sep 30, 2005
S&P 500 Index (does not reflect fees, expenses or taxes)	15.06%	2.29%	1.41%	0.88%	Jan 31, 2000

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Premier Growth Equity Fund Investment Class GEIPX Service Class GEPSX
Investment Objectives
Long-term growth of capital and future income.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (Premier Growth Equity Fund) Premier Growth Equity Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Premier Growth Equity Fund) Premier Growth Equity Fund		Investment Class	Service Class
Management Fees	[1]	0.38%	0.38%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.39%	0.64%
Expenses Reimbursed by (Reimbursed to) Adviser	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.38%	0.63%
[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Premier Growth Equity Fund) Premier Growth Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	41	126	220	494
Service Class	66	206	358	799

Expense Example, No Redemption (Premier Growth Equity Fund) Premier Growth Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	41	126	220	494
Service Class	66	206	358	799

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of  $1 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund's investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Diversification Risk: Although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer's securities will have a greater impact on the Fund's net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 20.39% (quarter ended June 30, 2009) Lowest -27.16% (quarter ended December 31, 2008)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (Premier Growth Equity Fund) Premier Growth Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	11.95%	2.84%	1.57%	2.34%	Oct 29, 1999
Investment Class Return After Taxes on Distributions	11.80%	1.71%	0.92%	1.63%	Oct 29, 1999
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	7.77%	2.06%	1.10%	1.71%	Oct 29, 1999
Service Class	11.75%	2.47%		1.62%	Jan 3, 2001
S&P 500 Index (does not reflect fees, expenses or taxes)	15.06%	2.29%	1.41%	1.41%	Oct 31, 1999
Russell 1000 Growth Index (does not reflect fees, expenses or taxes)	16.71%	3.76%	0.02%	0.02%	Oct 31, 1999

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Small-Cap Equity Fund Investment Class GSVIX Service Class GSQSX
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (Small-Cap Equity Fund) Small-Cap Equity Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Small-Cap Equity Fund) Small-Cap Equity Fund		Investment Class	Service Class
Management Fees	[1]	0.91%	0.91%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		0.93%	1.18%
Expenses Reimbursed by (Reimbursed to) Adviser	[2]	0.02%	0.02%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.91%	1.16%
[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, taking into account the expense reimbursement in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Small-Cap Equity Fund) Small-Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	96	297	514	1,139
Service Class	121	374	647	1,426

Expense Example, No Redemption (Small-Cap Equity Fund) Small-Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	96	297	514	1,139
Service Class	121	374	647	1,426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund's assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or  $3.0 billion. As of December 31, 2010, the market capitalization of companies in the Russell 2000 Index ranged from  $13.2 million to  $4.4 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 20.58% (quarter ended June 30, 2009) Lowest -27.40% (quarter ended December 31, 2008)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (Small-Cap Equity Fund) Small-Cap Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	27.69%	4.20%	6.40%	8.02%	Aug 3, 1998
Investment Class Return After Taxes on Distributions	27.67%	3.34%	5.10%	6.57%	Aug 3, 1998
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	18.00%	3.30%	4.88%	6.24%	Aug 3, 1998
Service Class	27.43%	3.95%		4.01%	Sep 30, 2005
Russell 2000 Index (does not reflect fees, expenses or taxes)	26.86%	4.47%	6.34%	6.56%	Jul 31, 1998

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

S&P 500 Index Fund Investment Class GIDIX Service Class GIDSX
Investment Objectives
Growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (S&P 500® Index).
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (S&P 500 Index Fund) S&P 500 Index Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (S&P 500 Index Fund) S&P 500 Index Fund		Investment Class	Service Class
Management Fees	[1]	0.15%	0.15%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses
Total Annual Fund Operating Expenses		0.15%	0.40%
[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (S&P 500 Index Fund) S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	17	51	89	201
Service Class	42	131	228	513

Expense Example, No Redemption (S&P 500 Index Fund) S&P 500 Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	17	51	89	201
Service Class	42	131	228	513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The portfolio manager seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between the Fund's total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500® Index through automated statistical analytic procedures. To the extent that the Fund is unable to purchase all 500 stocks of the S&P 500® Index, the Fund will purchase a representative sample of the stocks listed in the S&P 500® Index in proportion to their weightings. However in some cases, the Fund's weightings in particular industry segments represented in the S&P 500® Index may differ significantly from those of the S&P 500® Index.

The Fund also may invest to a lesser extent in debt securities, foreign (non-U.S.) securities and other securities that are not in the S&P 500® Index. Except for debt securities, which are used to manage cash flows, all securities held by the Fund are acquired to seek to fulfill its investment objective. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Passive Strategy Risk: The Fund utilizes a passive investment strategy, which attempts to replicate the composition of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 16.07% (quarter ended June 30, 2009) Lowest -21.93% (quarter ended December 31, 2008)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (S&P 500 Index Fund) S&P 500 Index Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	14.78%	2.25%	1.28%	3.95%	Nov 25, 1997
Investment Class Return After Taxes on Distributions	14.10%	1.54%	0.62%	3.13%	Nov 25, 1997
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	9.61%	1.49%	0.68%	2.98%	Nov 25, 1997
Service Class	14.50%	1.97%		2.27%	Sep 30, 2005
S&P 500 Index (does not reflect fees, expenses or taxes)	15.06%	2.29%	1.41%	3.93%	Nov 30, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

International Equity Fund Investment Class GIEIX Service Class GIESX
Investment Objective
Long-term growth of capital
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (International Equity Fund) International Equity Fund	Investment Class	Service Class
Redemption Fee (as a % of redemption proceeds on redemptions or exchanges within 90 days; currently suspended)	2.00%	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (International Equity Fund) International Equity Fund		Investment Class	Service Class
Management Fees	[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		0.56%	0.81%
[1]	The Fund's management fee is a "unitary fee" that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (International Equity Fund) International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	59	183	318	712
Service Class	84	262	455	1,012

Expense Example, No Redemption (International Equity Fund) International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	59	183	318	712
Service Class	84	262	455	1,012

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign (non-U.S.) securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company's business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 24.64% (quarter ended June 30, 2009) Lowest -23.06% (quarter ended December 31, 2008)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (International Equity Fund) International Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	5.49%	2.96%	3.85%	5.64%	Nov 25, 1997
Investment Class Return After Taxes on Distributions	5.09%	1.81%	3.08%	4.57%	Nov 25, 1997
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	3.73%	2.23%	3.07%	4.47%	Nov 25, 1997
Service Class	5.14%	2.70%		3.64%	Jan 3, 2001
MSCI EAFE Index (does not reflect fees, expenses or taxes)	7.75%	2.46%	3.48%	4.84%	Nov 30, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Income Fund Investment Class GFIIX Service Class GEISX
Investment Objective
Maximum income consistent with prudent investment management and the preservation of capital
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (Income Fund) Income Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Income Fund) Income Fund		Investment Class	Service Class
Management Fees	[1]	0.22%	0.22%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses		0.01%	0.01%
Acquired Fund Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		0.27%	0.52%
Expenses Reimbursed by (Reimbursed to) Adviser	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.23%	0.48%
[1]	The Fund's management fee is a "unitary fee" that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Income Fund) Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	32	91	156	348
Service Class	58	172	296	659

Expense Example, No Redemption (Income Fund) Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	32	91	156	348
Service Class	58	172	296	659

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 383% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

•   attractive yields and prices

•   the potential for capital appreciation

•   reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as "junk bonds"), foreign debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also invest in various types of derivatives to manage interest rate risk (also known as duration) and to manage exposure to credit quality.

Principal Risks
The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as "junk bonds") are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Fixed Income derivatives may also be subject to liquidity risk, interest rate risk and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 4.49% (quarter ended September 30, 2009) Lowest -2.36% (quarter ended June 30, 2004)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (Income Fund) Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	7.74%	4.72%	5.19%	5.42%	Nov 25, 1997
Investment Class Return After Taxes on Distributions	6.29%	3.02%	3.19%	3.24%	Nov 25, 1997
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	5.01%	3.02%	3.24%	3.29%	Nov 25, 1997
Service Class	7.28%	4.87%		4.75%	Sep 30, 2005
Barclays Capital U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	6.54%	5.80%	5.84%	6.00%	Nov 30, 1997

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Strategic Investment Fund Investment Class GSIVX Service Class GSRVX
Investment Objective
Maximum total return (Total return includes both income and capital appreciation).
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (Strategic Investment Fund) Strategic Investment Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Strategic Investment Fund) Strategic Investment Fund		Investment Class	Service Class
Management Fees	[1]	0.36%	0.36%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses
Acquired Fund Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		0.40%	0.65%
Expenses Reimbursed by (Reimbursed to) Adviser	[2]	0.04%	0.04%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		0.36%	0.61%
[1]	The Fund's management fee is a "unitary fee" that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.

Expense Example
 The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, taking into account the expense reimbursement in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Strategic Investment Fund) Strategic Investment Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	45	133	228	509
Service Class	71	212	366	814

Expense Example, No Redemption (Strategic Investment Fund) Strategic Investment Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	45	133	228	509
Service Class	71	212	366	814

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 152% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality.

The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	attractive prices

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization (meaning a market capitalization of $1 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds") and equity and debt securities of companies that are located in emerging market countries.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as "junk bonds") are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity and fixed income derivatives may also be subject to liquidity risk, interest rate risk and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were: Highest 11.77% (quarter ended June 30, 2003) Lowest -15.42% (quarter ended December 31, 2008)
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (Strategic Investment Fund) Strategic Investment Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	9.76%	3.91%	3.67%	4.33%	Oct 29, 1999
Investment Class Return After Taxes on Distributions	9.11%	2.95%	2.83%	3.29%	Oct 29, 1999
Investment Class Return After Taxes on Distributions and Sale of Fund Shares	6.34%	2.89%	2.73%	3.17%	Oct 29, 1999
Service Class	9.08%	3.54%		3.88%	Sep 30, 2005
S&P 500 Index (does not reflect fees, expenses or taxes)	15.06%	2.29%	1.41%	1.09%	Oct 31, 1999
Barclays Capital U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)	6.54%	5.80%	5.84%	6.20%	Oct 31, 1999

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Money Market Fund Investment Class GEIXX Service Class GSSXX
Investment Objective
High level of current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses of the Fund
The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - (Money Market Fund) Money Market Fund (USD $)	Investment Class	Service Class
Shareholder Fees (fees paid directly from your investment):	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Money Market Fund) Money Market Fund		Investment Class	Service Class
Management Fees	[1]	0.25%	0.25%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses
Total Annual Fund Operating Expenses		0.25%	0.50%
[1]	The Fund's management fee is a "unitary fee" that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.

Expense Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Money Market Fund) Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	26	82	143	324
Service Class	49	155	271	609

Expense Example, No Redemption (Money Market Fund) Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investment Class	26	82	143	324
Service Class	49	155	271	609

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments. The Fund's investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund's portfolio to 60 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry. All of the Fund's assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 97% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

The investment adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Principal Risks

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Banking Industry Risk. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny.

It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of  $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below  $1.00.

Performance
The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Calendar Year Total Returns (%)
The bar chart shows the performance of the Fund's Investment Class shares.

Highest/Lowest quarterly results during this time period were:

Highest	1.41%	(fourth quarter 2001)
Lowest	0.00%	(fourth quarter 2010)
7-day Yield	0.01%	(as of December 31, 2010)
7-day Effective Yield	0.01%	(as of December 31, 2010)

Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns (Money Market Fund) Money Market Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investment Class	0.04%	2.57%	2.37%	3.11%	Dec 2, 1997
Service Class	none	2.37%		2.42%	Sep 30, 2005
90 Day T-Bill	0.14%	2.17%	2.16%	2.87%	Nov 30, 1997

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	GE INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001040061
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
U.S. Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.37%
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	123
5 Years	rr_ExpenseExampleYear05	213
10 Years	rr_ExpenseExampleYear10	480
1 Year	rr_ExpenseExampleNoRedemptionYear01	39
3 Years	rr_ExpenseExampleNoRedemptionYear03	123
5 Years	rr_ExpenseExampleNoRedemptionYear05	213
10 Years	rr_ExpenseExampleNoRedemptionYear10	480
Annual Return 2001	rr_AnnualReturn2001	(8.32%)
Annual Return 2002	rr_AnnualReturn2002	(19.10%)
Annual Return 2003	rr_AnnualReturn2003	23.66%
Annual Return 2004	rr_AnnualReturn2004	8.42%
Annual Return 2005	rr_AnnualReturn2005	2.78%
Annual Return 2006	rr_AnnualReturn2006	16.41%
Annual Return 2007	rr_AnnualReturn2007	8.12%
Annual Return 2008	rr_AnnualReturn2008	(35.70%)
Annual Return 2009	rr_AnnualReturn2009	32.32%
Annual Return 2010	rr_AnnualReturn2010	10.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
U.S. Equity Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
U.S. Equity Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.87%
5 Years	rr_AverageAnnualReturnYear05	2.60%
10 Years	rr_AverageAnnualReturnYear10	1.34%
Since Inception	rr_AverageAnnualReturnSinceInception	3.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
U.S. Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.37%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	785
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	202
5 Years	rr_ExpenseExampleNoRedemptionYear05	351
10 Years	rr_ExpenseExampleNoRedemptionYear10	785
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2001
U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Equity Fund Investment Class GUSIX Service Class GUSSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, taking into account the expense reimbursement in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of U.S. companies, such as common and preferred stocks. A U.S. company is a company that generates at least 50% of its revenues or profits from business activities in the U.S., or at least 50% of its assets are situated in the U.S., or the principal trading market for its securities is in the U.S.

The portfolio managers combine various investment management styles, which may include core, growth and value, designed to produce a broadly diversified portfolio. As a result, the portfolio has characteristics similar to the Standard & Poor's 500 Index (S&P 500® Index), including average market capitalization and dividend yield potential. Stock selection is key to the performance of the Fund.

Through fundamental company research involving analyzing financial statements and other information about a company, the portfolio managers seek to identify securities of large companies with characteristics such as:

•	low valuations in relation to their peers, the market, their historical valuation or their growth rate

•	financial strength (favorable debt ratios and other financial characteristics)

•	high quality management focused on generating shareholder value

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 18.96% (quarter ended June 30, 2009) Lowest -23.60% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

U.S. Equity Fund | S&P 500 Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1997
Core Value Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.41%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	132
5 Years	rr_ExpenseExampleYear05	231
10 Years	rr_ExpenseExampleYear10	519
1 Year	rr_ExpenseExampleNoRedemptionYear01	42
3 Years	rr_ExpenseExampleNoRedemptionYear03	132
5 Years	rr_ExpenseExampleNoRedemptionYear05	231
10 Years	rr_ExpenseExampleNoRedemptionYear10	519
Annual Return 2001	rr_AnnualReturn2001	(8.49%)
Annual Return 2002	rr_AnnualReturn2002	(17.23%)
Annual Return 2003	rr_AnnualReturn2003	24.50%
Annual Return 2004	rr_AnnualReturn2004	10.00%
Annual Return 2005	rr_AnnualReturn2005	4.47%
Annual Return 2006	rr_AnnualReturn2006	18.22%
Annual Return 2007	rr_AnnualReturn2007	10.62%
Annual Return 2008	rr_AnnualReturn2008	(32.52%)
Annual Return 2009	rr_AnnualReturn2009	26.51%
Annual Return 2010	rr_AnnualReturn2010	12.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.20%)
1 Year	rr_AverageAnnualReturnYear01	12.09%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2000
Core Value Equity Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	2.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2000
Core Value Equity Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	2.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 2, 2000
Core Value Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.41%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	69
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	833
1 Year	rr_ExpenseExampleNoRedemptionYear01	69
3 Years	rr_ExpenseExampleNoRedemptionYear03	214
5 Years	rr_ExpenseExampleNoRedemptionYear05	373
10 Years	rr_ExpenseExampleNoRedemptionYear10	833
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
Core Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Core Value Equity Fund Investment Class GEIVX Service Class GEVSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and future income
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in U.S. companies that the portfolio managers believe are undervalued by the market but have solid growth prospects. The portfolio managers employ a relative value approach to identify companies across all economic sectors which are undervalued relative to the market, their peers, their historical valuation or their growth rate. This approach results in a portfolio more broadly diversified across economic sectors and contrasts with other investing approaches that focus on low absolute valuations and often result in a portfolio concentrated in fewer sectors. A company may be undervalued for reasons such as market overreaction to recent company, industry or economic events. In seeking to satisfy the Fund's investment objective with respect to future income, the portfolio managers will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuations in relation to their peers and the overall market

•	the potential for long-term earnings growth

•	above-average dividend yields

•	high quality management focused on generating shareholder value

•	financial strength (favorable debt ratios and other financial characteristics)

•	a catalyst such as changing industry fundamentals, introduction of a new product, a company restructuring, or a change in management

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 17.16% (quarter ended June 30, 2009) Lowest -21.20% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Core Value Equity Fund | S&P 500 Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2000
Premier Growth Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.38%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	126
5 Years	rr_ExpenseExampleYear05	220
10 Years	rr_ExpenseExampleYear10	494
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	126
5 Years	rr_ExpenseExampleNoRedemptionYear05	220
10 Years	rr_ExpenseExampleNoRedemptionYear10	494
Annual Return 2001	rr_AnnualReturn2001	(9.23%)
Annual Return 2002	rr_AnnualReturn2002	(20.71%)
Annual Return 2003	rr_AnnualReturn2003	29.43%
Annual Return 2004	rr_AnnualReturn2004	7.26%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	9.47%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(36.15%)
Annual Return 2009	rr_AnnualReturn2009	39.07%
Annual Return 2010	rr_AnnualReturn2010	11.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.16%)
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	2.84%
10 Years	rr_AverageAnnualReturnYear10	1.57%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1999
Premier Growth Equity Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.80%
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1999
Premier Growth Equity Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%
5 Years	rr_AverageAnnualReturnYear05	2.06%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1999
Premier Growth Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	206
5 Years	rr_ExpenseExampleYear05	358
10 Years	rr_ExpenseExampleYear10	799
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	206
5 Years	rr_ExpenseExampleNoRedemptionYear05	358
10 Years	rr_ExpenseExampleNoRedemptionYear10	799
1 Year	rr_AverageAnnualReturnYear01	11.75%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2001
Premier Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Premier Growth Equity Fund Investment Class GEIPX Service Class GEPSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily in a limited number of large- and medium-sized companies (meaning companies with a market capitalization of  $1 billion or more) that the portfolio manager believes have above-average growth histories and/or growth potential. The portfolio manager selects equity securities from a number of industries based on the merits of individual companies. In seeking to satisfy the Fund's investment objective with respect to future income, the portfolio manager will also consider companies that have the potential to pay dividends in the future. Stock selection is key to the performance of the Fund.

The portfolio manager seeks to identify securities of companies with characteristics such as:

•	above-average annual growth rates

•	financial strength (favorable debt ratios and other financial characteristics)

•	leadership in their respective industries

•	high quality management focused on generating shareholder value

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in foreign (non-U.S.) securities and debt securities. The portfolio manager may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Diversification Risk: Although the Fund is a diversified fund, it may invest in securities of a limited number of issuers in an effort to achieve a potentially greater investment return than a fund that invests in a larger number of issuers. As a result, price movements of a single issuer's securities will have a greater impact on the Fund's net asset value, causing it to fluctuate more than that of a more widely diversified fund.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 20.39% (quarter ended June 30, 2009) Lowest -27.16% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Premier Growth Equity Fund | S&P 500 Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1999
Premier Growth Equity Fund | Russell 1000 Growth Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1999
Small-Cap Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,139
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	297
5 Years	rr_ExpenseExampleNoRedemptionYear05	514
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,139
Annual Return 2001	rr_AnnualReturn2001	12.81%
Annual Return 2002	rr_AnnualReturn2002	(14.79%)
Annual Return 2003	rr_AnnualReturn2003	24.37%
Annual Return 2004	rr_AnnualReturn2004	15.65%
Annual Return 2005	rr_AnnualReturn2005	9.48%
Annual Return 2006	rr_AnnualReturn2006	13.58%
Annual Return 2007	rr_AnnualReturn2007	2.38%
Annual Return 2008	rr_AnnualReturn2008	(36.64%)
Annual Return 2009	rr_AnnualReturn2009	30.57%
Annual Return 2010	rr_AnnualReturn2010	27.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.40%)
1 Year	rr_AverageAnnualReturnYear01	27.69%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1998
Small-Cap Equity Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	3.34%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1998
Small-Cap Equity Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.00%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 3, 1998
Small-Cap Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.91%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	374
5 Years	rr_ExpenseExampleYear05	647
10 Years	rr_ExpenseExampleYear10	1,426
1 Year	rr_ExpenseExampleNoRedemptionYear01	121
3 Years	rr_ExpenseExampleNoRedemptionYear03	374
5 Years	rr_ExpenseExampleNoRedemptionYear05	647
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,426
1 Year	rr_AverageAnnualReturnYear01	27.43%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Equity Fund Investment Class GSVIX Service Class GSQSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, taking into account the expense reimbursement in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities of small-cap companies, such as common and preferred stocks.

The Fund uses a multi-sub-adviser investment strategy that combines growth, value and core investment management styles. The investment adviser will allocate the Fund's assets among the sub-advisers to maintain a combination of investment styles, but may have larger allocations to certain sub-advisers based on its assessment of the potential for better performance or to address capacity constraints of a particular sub-adviser, among other reasons. As a result, this orientation will typically produce a portfolio that does not materially favor value nor growth style investing, and allows the Fund to benefit from both value and growth cycles in the marketplace. The Fund defines a small-cap company as one with a market capitalization that falls between (a) the bottom range of the Russell 2000® Index (Russell 2000 Index) and (b) the greater of either the top range of the Russell 2000 Index or  $3.0 billion. As of December 31, 2010, the market capitalization of companies in the Russell 2000 Index ranged from  $13.2 million to  $4.4 billion. The portfolio managers will not sell a stock merely because the market capitalization of a company in the portfolio moves outside of its capitalization range or because the index capitalization range changes. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	high quality management focused on generating shareholder value

•	attractive products or services

•	appropriate capital structure

•	strong competitive positions in their industries

In addition, the portfolio managers of a sub-adviser with a value management style generally will seek to identify securities of companies with characteristics such as attractive valuation, while portfolio managers of a sub-adviser with a growth management style generally will seek to identify securities of companies with strong growth potential.

The Fund also may invest to a lesser extent in securities with capitalizations outside the Fund's small-cap range, debt securities and foreign (non-U.S.) securities. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

The Russell 2000 Index is constructed to provide an unbiased small-cap barometer and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities in the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Small-Cap Company Risk is the risk that investing in the securities of small-cap companies may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among investment management styles in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of an investment style.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 20.58% (quarter ended June 30, 2009) Lowest -27.40% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Small-Cap Equity Fund | Russell 2000 Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 1998
S&P 500 Index Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%	[6]
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	51
5 Years	rr_ExpenseExampleYear05	89
10 Years	rr_ExpenseExampleYear10	201
1 Year	rr_ExpenseExampleNoRedemptionYear01	17
3 Years	rr_ExpenseExampleNoRedemptionYear03	51
5 Years	rr_ExpenseExampleNoRedemptionYear05	89
10 Years	rr_ExpenseExampleNoRedemptionYear10	201
Annual Return 2001	rr_AnnualReturn2001	(12.24%)
Annual Return 2002	rr_AnnualReturn2002	(22.20%)
Annual Return 2003	rr_AnnualReturn2003	28.35%
Annual Return 2004	rr_AnnualReturn2004	10.68%
Annual Return 2005	rr_AnnualReturn2005	4.74%
Annual Return 2006	rr_AnnualReturn2006	15.63%
Annual Return 2007	rr_AnnualReturn2007	5.42%
Annual Return 2008	rr_AnnualReturn2008	(37.11%)
Annual Return 2009	rr_AnnualReturn2009	27.01%
Annual Return 2010	rr_AnnualReturn2010	14.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.93%)
1 Year	rr_AverageAnnualReturnYear01	14.78%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
S&P 500 Index Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.10%
5 Years	rr_AverageAnnualReturnYear05	1.54%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
S&P 500 Index Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
S&P 500 Index Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.15%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	42
3 Years	rr_ExpenseExampleYear03	131
5 Years	rr_ExpenseExampleYear05	228
10 Years	rr_ExpenseExampleYear10	513
1 Year	rr_ExpenseExampleNoRedemptionYear01	42
3 Years	rr_ExpenseExampleNoRedemptionYear03	131
5 Years	rr_ExpenseExampleNoRedemptionYear05	228
10 Years	rr_ExpenseExampleNoRedemptionYear10	513
1 Year	rr_AverageAnnualReturnYear01	14.50%
5 Years	rr_AverageAnnualReturnYear05	1.97%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	S&P 500 Index Fund Investment Class GIDIX Service Class GIDSX
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Composite Stock Index (S&P 500® Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The portfolio manager seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover. The portfolio manager attempts to achieve a correlation between the Fund's total return and that of the S&P 500® Index of at least 0.95, without taking expenses into account.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a passive investment approach, attempting to replicate the investment performance of the S&P 500® Index through automated statistical analytic procedures. To the extent that the Fund is unable to purchase all 500 stocks of the S&P 500® Index, the Fund will purchase a representative sample of the stocks listed in the S&P 500® Index in proportion to their weightings. However in some cases, the Fund's weightings in particular industry segments represented in the S&P 500® Index may differ significantly from those of the S&P 500® Index.

The Fund also may invest to a lesser extent in debt securities, foreign (non-U.S.) securities and other securities that are not in the S&P 500® Index. Except for debt securities, which are used to manage cash flows, all securities held by the Fund are acquired to seek to fulfill its investment objective. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Passive Strategy Risk: The Fund utilizes a passive investment strategy, which attempts to replicate the composition of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the index may be affected by changes in the securities markets, changes in the composition of the index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 16.07% (quarter ended June 30, 2009) Lowest -21.93% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

S&P 500 Index Fund | S&P 500 Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1997
International Equity Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of redemption proceeds on redemptions or exchanges within 90 days; currently suspended)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	712
1 Year	rr_ExpenseExampleNoRedemptionYear01	59
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	318
10 Years	rr_ExpenseExampleNoRedemptionYear10	712
Annual Return 2001	rr_AnnualReturn2001	(19.07%)
Annual Return 2002	rr_AnnualReturn2002	(19.93%)
Annual Return 2003	rr_AnnualReturn2003	40.54%
Annual Return 2004	rr_AnnualReturn2004	16.11%
Annual Return 2005	rr_AnnualReturn2005	19.30%
Annual Return 2006	rr_AnnualReturn2006	25.20%
Annual Return 2007	rr_AnnualReturn2007	23.62%
Annual Return 2008	rr_AnnualReturn2008	(44.35%)
Annual Return 2009	rr_AnnualReturn2009	27.35%
Annual Return 2010	rr_AnnualReturn2010	5.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.06%)
1 Year	rr_AverageAnnualReturnYear01	5.49%
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
International Equity Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	1.81%
10 Years	rr_AverageAnnualReturnYear10	3.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
International Equity Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
International Equity Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a % of redemption proceeds on redemptions or exchanges within 90 days; currently suspended)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a % of proceeds on exchanges within 90 days; currently suspended)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,012
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	455
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,012
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2001
International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Fund Investment Class GIEIX Service Class GIESX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term growth of capital
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks.

The Fund invests primarily (meaning at least 65%) in companies in both developed and emerging market countries outside the U.S. An issuer is considered to be located outside the U.S. if at least 50% of its revenues or profits are from business activities located outside the U.S., or at least 50% of its assets are located outside the U.S., or the principal trading market for its securities is located outside the U.S. The portfolio managers focus on companies whose security prices do not fully reflect their potential for growth. Under normal circumstances, the Fund's assets are invested in foreign (non-U.S.) securities of companies representing at least three different countries. Stock selection is key to the performance of the Fund.

The portfolio managers seek to identify securities of companies with characteristics such as:

•	low valuation relative to their long term cash earnings potential

•	potential for significant improvement in the company's business

•	financial strength (favorable debt ratios and other financial characteristics)

•	sufficient liquidity

•	large or medium capitalization (meaning a market capitalization of $2 billion or more)

The portfolio manager may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in debt securities and may invest in securities of companies located in the United States. The portfolio managers may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity derivatives may also be subject to liquidity risk as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 24.64% (quarter ended June 30, 2009) Lowest -23.06% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

International Equity Fund | MSCI EAFE Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1997
Income Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.22%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[8]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.23%
1 Year	rr_ExpenseExampleYear01	32
3 Years	rr_ExpenseExampleYear03	91
5 Years	rr_ExpenseExampleYear05	156
10 Years	rr_ExpenseExampleYear10	348
1 Year	rr_ExpenseExampleNoRedemptionYear01	32
3 Years	rr_ExpenseExampleNoRedemptionYear03	91
5 Years	rr_ExpenseExampleNoRedemptionYear05	156
10 Years	rr_ExpenseExampleNoRedemptionYear10	348
Annual Return 2001	rr_AnnualReturn2001	7.76%
Annual Return 2002	rr_AnnualReturn2002	10.17%
Annual Return 2003	rr_AnnualReturn2003	4.03%
Annual Return 2004	rr_AnnualReturn2004	4.06%
Annual Return 2005	rr_AnnualReturn2005	2.47%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	6.04%
Annual Return 2008	rr_AnnualReturn2008	(1.82%)
Annual Return 2009	rr_AnnualReturn2009	7.36%
Annual Return 2010	rr_AnnualReturn2010	7.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.36%)
1 Year	rr_AverageAnnualReturnYear01	7.74%
5 Years	rr_AverageAnnualReturnYear05	4.72%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
Income Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.29%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
Income Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	3.02%
10 Years	rr_AverageAnnualReturnYear10	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 25, 1997
Income Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.22%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[8]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	172
5 Years	rr_ExpenseExampleYear05	296
10 Years	rr_ExpenseExampleYear10	659
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	172
5 Years	rr_ExpenseExampleNoRedemptionYear05	296
10 Years	rr_ExpenseExampleNoRedemptionYear10	659
1 Year	rr_AverageAnnualReturnYear01	7.28%
5 Years	rr_AverageAnnualReturnYear05	4.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Income Fund Investment Class GFIIX Service Class GEISX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum income consistent with prudent investment management and the preservation of capital
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 383% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	383.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The portfolio managers seek to identify debt securities with characteristics such as:

•   attractive yields and prices

•   the potential for capital appreciation

•   reasonable credit quality

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The Fund also may invest to a lesser extent in asset-backed securities, high yield securities (also known as "junk bonds"), foreign debt securities and equity securities, such as exchange traded funds.

The portfolio managers may also invest in various types of derivatives to manage interest rate risk (also known as duration) and to manage exposure to credit quality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Mortgaged-Backed Securities Risk is the risk of investing in mortgaged-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S. and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as "junk bonds") are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Asset Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Fixed Income derivatives may also be subject to liquidity risk, interest rate risk and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 4.49% (quarter ended September 30, 2009) Lowest -2.36% (quarter ended June 30, 2004)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Income Fund | Barclays Capital U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1997
Strategic Investment Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.36%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.36%
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	133
5 Years	rr_ExpenseExampleYear05	228
10 Years	rr_ExpenseExampleYear10	509
1 Year	rr_ExpenseExampleNoRedemptionYear01	45
3 Years	rr_ExpenseExampleNoRedemptionYear03	133
5 Years	rr_ExpenseExampleNoRedemptionYear05	228
10 Years	rr_ExpenseExampleNoRedemptionYear10	509
Annual Return 2001	rr_AnnualReturn2001	(3.02%)
Annual Return 2002	rr_AnnualReturn2002	(9.98%)
Annual Return 2003	rr_AnnualReturn2003	20.36%
Annual Return 2004	rr_AnnualReturn2004	8.36%
Annual Return 2005	rr_AnnualReturn2005	3.90%
Annual Return 2006	rr_AnnualReturn2006	14.26%
Annual Return 2007	rr_AnnualReturn2007	11.88%
Annual Return 2008	rr_AnnualReturn2008	(28.88%)
Annual Return 2009	rr_AnnualReturn2009	21.39%
Annual Return 2010	rr_AnnualReturn2010	9.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.42%)
1 Year	rr_AverageAnnualReturnYear01	9.76%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1999
Strategic Investment Fund | Investment Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1999
Strategic Investment Fund | Investment Class | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	2.89%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 1999
Strategic Investment Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.36%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expenses Reimbursed by (Reimbursed to) Adviser	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	71
3 Years	rr_ExpenseExampleYear03	212
5 Years	rr_ExpenseExampleYear05	366
10 Years	rr_ExpenseExampleYear10	814
1 Year	rr_ExpenseExampleNoRedemptionYear01	71
3 Years	rr_ExpenseExampleNoRedemptionYear03	212
5 Years	rr_ExpenseExampleNoRedemptionYear05	366
10 Years	rr_ExpenseExampleNoRedemptionYear10	814
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	3.54%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
Strategic Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Investment Fund Investment Class GSIVX Service Class GSRVX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum total return (Total return includes both income and capital appreciation).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 152% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	152.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
 The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, taking into account the expense reimbursement in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in a combination of U.S. and foreign equity and debt securities and cash. The Fund's asset allocation process utilizes information from GE Asset Management's Asset Allocation Committee to diversify holdings across these asset classes. The Fund adjusts its weightings based on market and economic conditions to meet its objectives. The Fund may also invest in various types of derivatives to gain exposure to certain types of securities as a substitute to investing directly in such securities, to manage currency exposure and interest rate exposure (also known as duration), and to manage exposure to credit quality.

The Fund invests in equity securities, such as common and preferred stocks, principally for their capital appreciation potential and investment-grade debt securities principally for their income potential. The Fund invests in cash principally for the preservation of capital, income potential or maintenance of liquidity. Within each asset class, the portfolio managers use active security selection to choose securities based on the perceived merits of individual issuers, although portfolio managers of different asset classes or strategies may place different emphasis on the various characteristics of a company (as identified below) during the selection process.

The portfolio managers seek to identify equity securities of companies with characteristics such as:

•	strong earnings growth

•	favorable valuation

•	attractive prices

•	a presence in successful industries

•	high quality management focused on generating shareholder value

•	large or medium capitalization (meaning a market capitalization of $1 billion or more)

The portfolio managers seek to identify debt securities with characteristics such as:

•	attractive yields and prices

•	the potential for capital appreciation

•	reasonable credit quality (typically investment grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments)

The portfolio managers may consider selling a security when one of these characteristics no longer applies, or when valuation becomes excessive and more attractive alternatives are identified.

The portion of the Fund invested in debt securities normally has a weighted average maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

The Fund may also invest to a lesser extent in high yield securities (also known as "junk bonds") and equity and debt securities of companies that are located in emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Mid-Cap Company Risk is the risk of investing in securities of mid-cap companies that could entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Growth Investing Risk is the risk of investing in growth stocks that may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. Growth-oriented funds will typically underperform when value investing is in favor.

Value Investing Risk is the risk of investing in undervalued stocks that may not realize their perceived value for extended periods of time or may never realize their perceived value. Value stocks may respond differently to market and other developments than other types of stocks. Value-oriented funds will typically underperform when growth investing is in favor.

Foreign Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing in many foreign markets are higher than the U.S., and investments may be less liquid.

Currency Risk is the risk that the values of foreign investments may be affected by changes in currency rates or exchange control regulations. If a foreign currency weakens against the U.S. dollar, the value of a foreign investment denominated in that currency would also decline in dollar terms.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Prepayment Risk is the risk that during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Allocation Risk is the risk that GE Asset Management may not allocate assets of the Fund among strategies or asset classes in an optimal manner, if, among other reasons, it does not correctly assess the attractiveness of a strategy or asset class.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations, may have valuations that are different from those produced using other methodology, and that the security may be sold at a discount to the value established by the Fund.

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value.

High Yield Securities Risk is the risk that high yield securities or unrated securities of similar credit quality (commonly known as "junk bonds") are more likely to default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Emerging Markets Risk is the risk of investing in securities of companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging markets countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Derivatives Risk is the risk that an investment in derivatives many not correlate completely to the performance of the underlying securities and may be volatile, and may result in a loss greater than the principal amount invested. Equity and fixed income derivatives may also be subject to liquidity risk, interest rate risk and credit risk, as well as the risk that the derivative is mispriced and that the value established for a derivative may be different than what would be produced through the use of another methodology or if it had been priced using market quotations.

It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss is heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of two broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 11.77% (quarter ended June 30, 2003) Lowest -15.42% (quarter ended December 31, 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investment Class shares only and after-tax returns for Service Class shares will vary.

Strategic Investment Fund | S&P 500 Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1999
Strategic Investment Fund | Barclays Capital U.S. Aggregate Bond Index (does not reflect fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 1999
Money Market Fund | Investment Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	82
5 Years	rr_ExpenseExampleYear05	143
10 Years	rr_ExpenseExampleYear10	324
1 Year	rr_ExpenseExampleNoRedemptionYear01	26
3 Years	rr_ExpenseExampleNoRedemptionYear03	82
5 Years	rr_ExpenseExampleNoRedemptionYear05	143
10 Years	rr_ExpenseExampleNoRedemptionYear10	324
Annual Return 2001	rr_AnnualReturn2001	4.10%
Annual Return 2002	rr_AnnualReturn2002	1.66%
Annual Return 2003	rr_AnnualReturn2003	1.03%
Annual Return 2004	rr_AnnualReturn2004	1.19%
Annual Return 2005	rr_AnnualReturn2005	2.87%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	2.43%
Annual Return 2009	rr_AnnualReturn2009	0.40%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1997
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	7-day Yield
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Money Market SevenDay Effective Yield	cik001040061_MoneyMarketSevendayEffectiveYield	0.01%
Money Market Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.25%	[7]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	49
3 Years	rr_ExpenseExampleYear03	155
5 Years	rr_ExpenseExampleYear05	271
10 Years	rr_ExpenseExampleYear10	609
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	155
5 Years	rr_ExpenseExampleNoRedemptionYear05	271
10 Years	rr_ExpenseExampleNoRedemptionYear10	609
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2005
Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Fund Investment Class GEIXX Service Class GSSXX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	High level of current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in short-term, U.S. dollar denominated money market instruments. The Fund's investments may include U.S. Government securities, repurchase agreements, commercial paper, certificates of deposit, variable rate securities, asset-backed securities, foreign debt securities, Eurodollar deposits and domestic and foreign bank deposits.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (Ginnie Mae). Other U.S. Government securities are backed by the issuer's right to borrow from the U.S. Treasury, such as Federal National Mortgage Association (Fannie Mae) securities, while some are backed only by the credit of the issuing organization, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund invests consistent with regulatory standards governing security quality, maturity, liquidity and portfolio diversification. For example, the portfolio manager limits investments to high quality securities with remaining maturities of up to 13 months and limits the weighted average maturity of the Fund's portfolio to 60 days or less. The Fund may invest more than 25% of its total assets in the domestic banking industry. All of the Fund's assets must be rated in the two highest short-term rating categories (or their unrated equivalents), and at least 97% of its assets must be rated in the highest rating category (or its unrated equivalent), by a nationally recognized statistical rating organization.

The investment adviser may consider the following factors when buying and selling securities for the Fund: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest more than 25% of its total assets in the domestic banking industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are:

Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously, although equity securities generally have greater price volatility than fixed income securities. Despite gains in some markets after steep declines during certain periods of 2008-09, negative conditions and price declines may return unexpectedly and dramatically. In addition, the Fund could experience a loss when selling securities in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities sold.

Interest Rate Risk is the risk that fixed income securities will decline in value because of changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or repurchase agreement, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

Asset-Backed Securities Risk is the risk of investing in asset-backed securities, and includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Banking Industry Risk. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny.

It is possible to lose money on an investment in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of  $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below  $1.00.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change due to movements in current short-term interest rates and market conditions. A change in interest rates or default on the Fund's investments could cause the Fund's share price to decline below $1.00
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gain distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please visit the Fund's website at www.geam.com or call 1-800-242-0134.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.geam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart shows the performance of the Fund's Investment Class shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during this time period were:

Highest	1.41%	(fourth quarter 2001)
Lowest	0.00%	(fourth quarter 2010)
7-day Yield	0.01%	(as of December 31, 2010)
7-day Effective Yield	0.01%	(as of December 31, 2010)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2010)
Money Market Fund | 90 Day T-Bill
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	2.16%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 1997

[1]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[2]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.
[3]	The Fund's management fee is a "unitary fee" that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[4]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.
[5]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.
[6]	The Fund's management fee is a "unitary" fee that includes most operating expenses payable by the Fund.
[7]	The Fund's management fee is a "unitary fee" that includes most operating expenses payable by the Fund. The rate fluctuates based upon the average daily net assets of the Fund, and may be higher or lower than shown above.
[8]	GE Asset Management has entered into a contractual arrangement with the Fund to waive a portion of its management fee in an amount equal to the management fees paid by the Fund to the GE Institutional Money Market Fund on the Fund's cash holdings invested in the GE Institutional Money Market Fund, if any. Such waiver is effective through January 29, 2012, and this agreement can only be changed or terminated with the approval of the GE Institutional Fund's Board of Trustees and GE Asset Management.